Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2024
Deposits from customers [abstract]
Schedule of Deposits by Customers

	30 June 2024	31 December 2023
	£m	£m
Demand and time deposits(1)	181,468	188,004
Amounts due to other Santander UK Group Holdings plc subsidiaries	123	114
Amounts due to Santander UK Group Holdings plc(2)	1,778	1,772
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,505	960
	184,874	190,850
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £232m (2023: £304m).
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.